Events after the reporting date	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting date

20.       Events after the reporting date

On January 22, 2024, the Company paid the remaining $18.5 million (absolute amount) at Nihon Shipyard Co. in Japan and on January 25, 2024 the Company took delivery of a new Ultramax with carrying capacity of approximately 64,000 DWT, of which the Company had previously announced on May 10, 2022 and was named “m/v GLBS Hero”.

On February 23, 2024, Globus, through its subsidiary Daxos Maritime Limited, entered into a $28 million (absolute amount) sale and leaseback agreement with SK Shipholding S.A., a subsidiary of Shinken Bussan Co., Ltd. of Japan, with respect to the approximately 64,000 dwt bulk carrier to be named “GLBS MIGHT,” which is scheduled to be delivered from the relevant shipyard during the third quarter of 2024. The Company has an obligation to purchase back the vessel at the end of the ten-year charter period.

On March 13, 2024, the Company awarded a consultant affiliated with our chief executive officer a one-time bonus of $3 million (absolute amount), half of which is payable immediately upon the delivery of the newbuilding vessel Hull NE442 (i.e., the vessel being constructed by Nantong Cosco Khi Ship Engineering pursuant to the agreement dated May 13, 2022) and the balance at the delivery of Hull NE443 (i.e., the vessel being constructed by Nantong Cosco Khi Ship Engineering pursuant to the other agreement dated May 13, 2022), in each case assuming Athanasios Feidakis remains Chief Executive Officer at each such relevant time.

On March 13, 2024, the Board of Directors adopted the Globus Maritime Limited 2024 Equity Incentive Plan, or the Plan. The purpose of the Plan is to provide Company’s officers, key employees, directors, consultants and service provider, whose initiative and efforts are deemed to be important to the successful conduct of Company’s business, with incentives to (a) enter into and remain in the service of the Company or affiliates, (b) acquire a proprietary interest in the success of the Company, (c) maximize their performance and (d) enhance the long-term performance of the Company. The number of common shares reserved for issuance under the Plan is 2,000,000 shares.